Unaudited Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period		€ (32,073)	€ (9,232)
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations		14,533	10,262
Changes in non-current operating assets and liabilities		3	409
Changes in working capital		17,224	(9,175)
Cash used in operations		(312)	(7,736)
Income tax paid		(1)	(411)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(313)	(8,148)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(247)	(1,402)
Purchases of intangible assets		(5)	(71)
Proceeds from sale and purchase of MMF investments		437	0
Interest received		89	511
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		275	(961)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions		920	0
Proceeds from borrowings, net of transaction costs		(516)	0
Payment of lease liabilities		(685)	(685)
Interest paid	[1]	(4,409)	(4,896)
NET CASH GENERATED FROM FROM/(USED IN) FINANCING ACTIVITIES		(4,689)	(5,582)
NET CHANGE IN CASH AND CASH EQUIVALENTS		(4,727)	(14,690)
Cash and cash equivalents at beginning of the year		109,650	168,271
Exchange gains/(losses) on cash		342	(590)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 105,265	€ 152,990

[1]	(1) Cash flows relating to the interest on the lease liabilities amounted to €0.2 million as at March 31, 2026 (2025: €0.2 million)